Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
Schedule of other payables and accrued liabilities
	June 30, 2021	June 30, 2020

Advances from former shareholder (1)	$154,796	$141,253
Salary and reimbursement payables	287,571	166,584
Interest payables	272,035	95,394
Accrued professional fees	402,116	150,733
Accrued rent for lease under one year	15,148	37,676
Others	2,229	38,817
Total	1,133,895	630,457

(1)	The advances are provided by a former shareholder, Shanghai Fengshui which is non-interest bearing and due on demand.